Shareholder Report	12 Months Ended
Dec. 31, 2025 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	Morgan Stanley Insight Fund
Entity Central Index Key	0001002427
Entity Investment Company Type	N-1A
Document Period End Date	Dec. 31, 2025
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
C000006127
Shareholder Report [Line Items]
Fund Name	Morgan Stanley Insight Fund
Class Name	Class A
Trading Symbol	CPOAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Morgan Stanley Insight Fund for the period of January 1, 2025 to December 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at www.morganstanley.com/im/shareholderreports. You can also request this information by contacting us at 1-800-869-6397.
Additional Information Phone Number	1-800-869-6397
Additional Information Website	www.morganstanley.com/im/shareholderreports
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$127	1.16%

Expenses Paid, Amount	$ 127
Expense Ratio, Percent	1.16%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

Key contributors to (↑) and detractors from (↓) performance, relative to the Russell 3000® Growth Index:

↑ Stock selection in information technology, led by an outperforming web performance and security company

↑ Stock selection in financials, where a payments technology services platform had the greatest positive impact

↑ Stock selection in consumer discretionary; the largest contributor in the sector was a leading food delivery company in the U.S.

↓ Stock selection in communication services, where a digital advertising software platform detracted the most within the sector

↓ Stock selection in real estate, driven by an underperforming Texas landowner

↓ Average overweight in consumer discretionary

Performance Past Does Not Indicate Future [Text]	THE FUND'S PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.
Line Graph [Table Text Block]
	Class A with maximum sales charge	Russell 3000® Index	Russell 3000® Growth Index
12/15	$9,474	$10,000	$10,000
1/16	$8,533	$9,436	$9,403
2/16	$8,159	$9,433	$9,394
3/16	$8,808	$10,097	$10,034
4/16	$8,784	$10,159	$9,956
5/16	$9,044	$10,341	$10,154
6/16	$8,975	$10,362	$10,114
7/16	$9,549	$10,774	$10,605
8/16	$9,594	$10,801	$10,565
9/16	$9,886	$10,818	$10,612
10/16	$9,525	$10,584	$10,332
11/16	$9,283	$11,058	$10,607
12/16	$9,105	$11,274	$10,739
1/17	$10,064	$11,486	$11,087
2/17	$10,241	$11,913	$11,533
3/17	$10,497	$11,921	$11,667
4/17	$10,945	$12,047	$11,930
5/17	$11,784	$12,171	$12,209
6/17	$11,655	$12,280	$12,209
7/17	$11,952	$12,512	$12,517
8/17	$12,235	$12,536	$12,727
9/17	$12,212	$12,842	$12,933
10/17	$13,001	$13,122	$13,411
11/17	$13,255	$13,521	$13,816
12/17	$13,458	$13,656	$13,917
1/18	$14,628	$14,375	$14,868
2/18	$14,809	$13,846	$14,476
3/18	$14,523	$13,568	$14,123
4/18	$14,641	$13,619	$14,170
5/18	$15,827	$14,004	$14,812
6/18	$16,387	$14,095	$14,953
7/18	$16,337	$14,563	$15,377
8/18	$17,895	$15,074	$16,227
9/18	$17,950	$15,099	$16,281
10/18	$16,138	$13,988	$14,778
11/18	$16,527	$14,268	$14,941
12/18	$15,092	$12,940	$13,622
1/19	$17,071	$14,051	$14,872
2/19	$18,317	$14,545	$15,436
3/19	$18,899	$14,757	$15,826
4/19	$19,508	$15,346	$16,524
5/19	$19,105	$14,353	$15,467
6/19	$20,610	$15,361	$16,538
7/19	$21,069	$15,590	$16,897
8/19	$20,031	$15,272	$16,728
9/19	$18,341	$15,540	$16,721
10/19	$18,460	$15,874	$17,193
11/19	$20,141	$16,478	$17,971
12/19	$20,075	$16,954	$18,505
1/20	$21,336	$16,935	$18,879
2/20	$21,405	$15,549	$17,588
3/20	$19,223	$13,410	$15,757
4/20	$23,346	$15,187	$18,089
5/20	$27,626	$15,999	$19,332
6/20	$30,620	$16,364	$20,167
7/20	$34,359	$17,294	$21,670
8/20	$37,225	$18,546	$23,852
9/20	$37,555	$17,871	$22,761
10/20	$36,102	$17,485	$22,041
11/20	$43,175	$19,613	$24,393
12/20	$43,366	$20,495	$25,585
1/21	$44,793	$20,404	$25,489
2/21	$47,664	$21,042	$25,541
3/21	$43,140	$21,796	$25,890
4/21	$45,265	$22,919	$27,570
5/21	$43,714	$23,024	$27,162
6/21	$48,662	$23,592	$28,837
7/21	$47,406	$23,991	$29,651
8/21	$48,034	$24,675	$30,723
9/21	$44,975	$23,568	$29,037
10/21	$47,820	$25,161	$31,478
11/21	$46,043	$24,778	$31,563
12/21	$40,504	$25,754	$32,199
1/22	$30,919	$24,239	$29,344
2/22	$31,104	$23,628	$28,174
3/22	$29,548	$24,395	$29,220
4/22	$22,834	$22,206	$25,688
5/22	$19,195	$22,176	$25,097
6/22	$17,283	$20,321	$23,134
7/22	$19,687	$22,227	$25,900
8/22	$19,865	$21,397	$24,750
9/22	$17,904	$19,413	$22,355
10/22	$18,119	$21,005	$23,711
11/22	$17,535	$22,102	$24,748
12/22	$15,623	$20,808	$22,872
1/23	$18,516	$22,241	$24,801
2/23	$17,856	$21,721	$24,508
3/23	$18,588	$22,302	$26,040
4/23	$17,576	$22,539	$26,265
5/23	$19,239	$22,627	$27,394
6/23	$20,984	$24,172	$29,288
7/23	$22,919	$25,039	$30,295
8/23	$20,686	$24,555	$29,955
9/23	$19,682	$23,386	$28,309
10/23	$18,019	$22,766	$27,818
11/23	$21,120	$24,888	$30,827
12/23	$23,859	$26,209	$32,298
1/24	$22,295	$26,499	$33,013
2/24	$24,799	$27,933	$35,285
3/24	$25,468	$28,835	$35,923
4/24	$23,018	$27,566	$34,340
5/24	$22,494	$28,868	$36,386
6/24	$23,606	$29,762	$38,724
7/24	$24,103	$30,315	$38,233
8/24	$25,450	$30,975	$38,971
9/24	$27,150	$31,616	$40,047
10/24	$29,085	$31,384	$39,897
11/24	$36,444	$33,471	$42,590
12/24	$34,913	$32,448	$42,781
1/25	$37,877	$33,473	$43,649
2/25	$35,141	$32,831	$42,019
3/25	$31,295	$30,916	$38,504
4/25	$33,904	$30,709	$39,171
5/25	$37,714	$32,655	$42,585
6/25	$40,332	$34,314	$45,262
7/25	$41,178	$35,070	$46,932
8/25	$42,978	$35,881	$47,549
9/25	$46,088	$37,120	$49,976
10/25	$46,388	$37,915	$51,703
11/25	$41,933	$38,019	$50,836
12/25	$41,514	$38,012	$50,545

Average Annual Return [Table Text Block]
AATR	1 Year	5 Years	10 Years
Class A	18.91%	(0.87)%	15.92%
Class A, with 5.25% maximum front end sales charge	12.66%	(1.93)%	15.30%
Russell 3000® Index	17.15%	13.15%	14.29%
Russell 3000® Growth Index	18.15%	14.59%	17.59%

No Deduction of Taxes [Text Block]	Performance does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	www.morganstanley.com/im/shareholderreports
AssetsNet	$ 1,387,616,314
Holdings Count | Holding	36
Advisory Fees Paid, Amount	$ 9,419,467
InvestmentCompanyPortfolioTurnover	48.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$1,387,616,314
# of Portfolio Holdings	36
Portfolio Turnover Rate	48%
Total Advisory Fees Paid	$9,419,467

Holdings [Text Block]

Industry Weightings (% of total investments)

Value	Value
OtherFootnote Reference1	29.2%
Biotechnology	7.0%
Automobiles	7.3%
Trading Companies & Distributors	7.8%
Financial Services	9.0%
Information Technology Services	19.8%
Software	19.9%
Footnote	Description
Footnote[1]	Industries representing less than 5% of total investments.

Largest Holdings [Text Block]

Top Ten Holdings (% of total investments)Footnote Referencea

Cloudflare, Inc.	11.9%
Tesla, Inc.	7.3%
Databricks, Inc.	6.8%
Affirm Holdings, Inc.	6.5%
AppLovin Corp.	6.4%
QXO, Inc.	5.2%
Royalty Pharma PLC	4.8%
Roivant Sciences Ltd.	4.5%
Shopify, Inc.	4.5%
ROBLOX Corp.	4.4%
Total	62.3%

Footnote	Description
Footnote[a]	Excluding cash equivalents.

Material Fund Change [Text Block]
Updated Prospectus Web Address	www.morganstanley.com/im/shareholderreports
C000155915
Shareholder Report [Line Items]
Fund Name	Morgan Stanley Insight Fund
Class Name	Class C
Trading Symbol	MSCMX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Morgan Stanley Insight Fund for the period of January 1, 2025 to December 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at www.morganstanley.com/im/shareholderreports. You can also request this information by contacting us at 1-800-869-6397.
Additional Information Phone Number	1-800-869-6397
Additional Information Website	www.morganstanley.com/im/shareholderreports
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$207	1.90%

Expenses Paid, Amount	$ 207
Expense Ratio, Percent	1.90%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

Key contributors to (↑) and detractors from (↓) performance, relative to the Russell 3000® Growth Index:

↑ Stock selection in information technology, led by an outperforming web performance and security company

↑ Stock selection in financials, where a payments technology services platform had the greatest positive impact

↑ Stock selection in consumer discretionary; the largest contributor in the sector was a leading food delivery company in the U.S.

↓ Stock selection in communication services, where a digital advertising software platform detracted the most within the sector

↓ Stock selection in real estate, driven by an underperforming Texas landowner

↓ Average overweight in consumer discretionary

Performance Past Does Not Indicate Future [Text]	THE FUND'S PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.
Line Graph [Table Text Block]
	Class C	Russell 3000® Index	Russell 3000® Growth Index
12/15	$10,000	$10,000	$10,000
1/16	$9,001	$9,436	$9,403
2/16	$8,603	$9,433	$9,394
3/16	$9,280	$10,097	$10,034
4/16	$9,250	$10,159	$9,956
5/16	$9,518	$10,341	$10,154
6/16	$9,437	$10,362	$10,114
7/16	$10,034	$10,774	$10,605
8/16	$10,073	$10,801	$10,565
9/16	$10,375	$10,818	$10,612
10/16	$9,989	$10,584	$10,332
11/16	$9,728	$11,058	$10,607
12/16	$9,534	$11,274	$10,739
1/17	$10,533	$11,486	$11,087
2/17	$10,709	$11,913	$11,533
3/17	$10,970	$11,921	$11,667
4/17	$11,433	$12,047	$11,930
5/17	$12,299	$12,171	$12,209
6/17	$12,157	$12,280	$12,209
7/17	$12,459	$12,512	$12,517
8/17	$12,748	$12,536	$12,727
9/17	$12,714	$12,842	$12,933
10/17	$13,524	$13,122	$13,411
11/17	$13,783	$13,521	$13,816
12/17	$13,983	$13,656	$13,917
1/18	$15,191	$14,375	$14,868
2/18	$15,369	$13,846	$14,476
3/18	$15,066	$13,568	$14,123
4/18	$15,179	$13,619	$14,170
5/18	$16,398	$14,004	$14,812
6/18	$16,964	$14,095	$14,953
7/18	$16,904	$14,563	$15,377
8/18	$18,500	$15,074	$16,227
9/18	$18,548	$15,099	$16,281
10/18	$16,665	$13,988	$14,778
11/18	$17,059	$14,268	$14,941
12/18	$15,566	$12,940	$13,622
1/19	$17,594	$14,051	$14,872
2/19	$18,873	$14,545	$15,436
3/19	$19,461	$14,757	$15,826
4/19	$20,070	$15,346	$16,524
5/19	$19,649	$14,353	$15,467
6/19	$21,185	$15,361	$16,538
7/19	$21,642	$15,590	$16,897
8/19	$20,567	$15,272	$16,728
9/19	$18,820	$15,540	$16,721
10/19	$18,928	$15,874	$17,193
11/19	$20,641	$16,478	$17,971
12/19	$20,557	$16,954	$18,505
1/20	$21,843	$16,935	$18,879
2/20	$21,895	$15,549	$17,588
3/20	$19,657	$13,410	$15,757
4/20	$23,858	$15,187	$18,089
5/20	$28,207	$15,999	$19,332
6/20	$31,248	$16,364	$20,167
7/20	$35,040	$17,294	$21,670
8/20	$37,939	$18,546	$23,852
9/20	$38,252	$17,871	$22,761
10/20	$36,742	$17,485	$22,041
11/20	$43,917	$19,613	$24,393
12/20	$44,083	$20,495	$25,585
1/21	$45,506	$20,404	$25,489
2/21	$48,402	$21,042	$25,541
3/21	$43,778	$21,796	$25,890
4/21	$45,912	$22,919	$27,570
5/21	$44,312	$23,024	$27,162
6/21	$49,299	$23,592	$28,837
7/21	$47,995	$23,991	$29,651
8/21	$48,605	$24,675	$30,723
9/21	$45,489	$23,568	$29,037
10/21	$48,326	$25,161	$31,478
11/21	$46,505	$24,778	$31,563
12/21	$40,887	$25,754	$32,199
1/22	$31,191	$24,239	$29,344
2/22	$31,370	$23,628	$28,174
3/22	$29,775	$24,395	$29,220
4/22	$23,005	$22,206	$25,688
5/22	$19,319	$22,176	$25,097
6/22	$17,386	$20,321	$23,134
7/22	$19,794	$22,227	$25,900
8/22	$19,952	$21,397	$24,750
9/22	$17,977	$19,413	$22,355
10/22	$18,178	$21,005	$23,711
11/22	$17,576	$22,102	$24,748
12/22	$15,667	$20,808	$22,872
1/23	$18,543	$22,241	$24,801
2/23	$17,865	$21,721	$24,508
3/23	$18,590	$22,302	$26,040
4/23	$17,561	$22,539	$26,265
5/23	$19,222	$22,627	$27,394
6/23	$20,952	$24,172	$29,288
7/23	$22,869	$25,039	$30,295
8/23	$20,625	$24,555	$29,955
9/23	$19,596	$23,386	$28,309
10/23	$17,935	$22,766	$27,818
11/23	$21,022	$24,888	$30,827
12/23	$23,711	$26,209	$32,298
1/24	$22,157	$26,499	$33,013
2/24	$24,646	$27,933	$35,285
3/24	$25,311	$28,835	$35,923
4/24	$22,876	$27,566	$34,340
5/24	$22,355	$28,868	$36,386
6/24	$23,460	$29,762	$38,724
7/24	$23,954	$30,315	$38,233
8/24	$25,293	$30,975	$38,971
9/24	$26,982	$31,616	$40,047
10/24	$28,905	$31,384	$39,897
11/24	$36,218	$33,471	$42,590
12/24	$34,697	$32,448	$42,781
1/25	$37,643	$33,473	$43,649
2/25	$34,923	$32,831	$42,019
3/25	$31,101	$30,916	$38,504
4/25	$33,694	$30,709	$39,171
5/25	$37,480	$32,655	$42,585
6/25	$40,082	$34,314	$45,262
7/25	$40,923	$35,070	$46,932
8/25	$42,712	$35,881	$47,549
9/25	$45,802	$37,120	$49,976
10/25	$46,100	$37,915	$51,703
11/25	$41,673	$38,019	$50,836
12/25	$41,257	$38,012	$50,545

Average Annual Return [Table Text Block]
AATR	1 Year	5 Years	10 Years
Class C, with conversion to Class A after 8 years	18.02%	(1.60)%	15.23%
Class C, with 1% maximum contingent deferred sales charge and conversion to Class A after 8 years	17.02%	(1.60)%	15.23%
Russell 3000® Index	17.15%	13.15%	14.29%
Russell 3000® Growth Index	18.15%	14.59%	17.59%

No Deduction of Taxes [Text Block]	Performance does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	www.morganstanley.com/im/shareholderreports
AssetsNet	$ 1,387,616,314
Holdings Count | Holding	36
Advisory Fees Paid, Amount	$ 9,419,467
InvestmentCompanyPortfolioTurnover	48.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$1,387,616,314
# of Portfolio Holdings	36
Portfolio Turnover Rate	48%
Total Advisory Fees Paid	$9,419,467

Holdings [Text Block]

Industry Weightings (% of total investments)

Value	Value
OtherFootnote Reference1	29.2%
Biotechnology	7.0%
Automobiles	7.3%
Trading Companies & Distributors	7.8%
Financial Services	9.0%
Information Technology Services	19.8%
Software	19.9%
Footnote	Description
Footnote[1]	Sectors representing less than 5% of total investments.

Largest Holdings [Text Block]

Top Ten Holdings (% of total investments)Footnote Referencea

Cloudflare, Inc.	11.9%
Tesla, Inc.	7.3%
Databricks, Inc.	6.8%
Affirm Holdings, Inc.	6.5%
AppLovin Corp.	6.4%
QXO, Inc.	5.2%
Royalty Pharma PLC	4.8%
Roivant Sciences Ltd.	4.5%
Shopify, Inc.	4.5%
ROBLOX Corp.	4.4%
Total	62.3%

Footnote	Description
Footnote[a]	Excluding cash equivalents.

Material Fund Change [Text Block]
Updated Prospectus Web Address	www.morganstanley.com/im/shareholderreports
C000006130
Shareholder Report [Line Items]
Fund Name	Morgan Stanley Insight Fund
Class Name	Class I
Trading Symbol	CPODX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Morgan Stanley Insight Fund for the period of January 1, 2025 to December 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at www.morganstanley.com/im/shareholderreports. You can also request this information by contacting us at 1-800-869-6397.
Additional Information Phone Number	1-800-869-6397
Additional Information Website	www.morganstanley.com/im/shareholderreports
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$98	0.89%

Expenses Paid, Amount	$ 98
Expense Ratio, Percent	0.89%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

Key contributors to (↑) and detractors from (↓) performance, relative to the Russell 3000® Growth Index:

↑ Stock selection in information technology, led by an outperforming web performance and security company

↑ Stock selection in financials, where a payments technology services platform had the greatest positive impact

↑ Stock selection in consumer discretionary; the largest contributor in the sector was a leading food delivery company in the U.S.

↓ Stock selection in communication services, where a digital advertising software platform detracted the most within the sector

↓ Stock selection in real estate, driven by an underperforming Texas landowner

↓ Average overweight in consumer discretionary

Performance Past Does Not Indicate Future [Text]	THE FUND'S PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.
Line Graph [Table Text Block]
	Class I	Russell 3000® Index	Russell 3000® Growth Index
12/15	$1,000,000	$1,000,000	$1,000,000
1/16	$900,415	$943,575	$940,257
2/16	$861,589	$943,271	$939,416
3/16	$930,350	$1,009,683	$1,003,372
4/16	$927,979	$1,015,940	$995,567
5/16	$955,839	$1,034,116	$1,015,443
6/16	$948,726	$1,036,242	$1,011,395
7/16	$1,009,781	$1,077,368	$1,060,503
8/16	$1,014,523	$1,080,116	$1,056,471
9/16	$1,045,940	$1,081,814	$1,061,191
10/16	$1,008,002	$1,058,408	$1,033,154
11/16	$982,513	$1,105,774	$1,060,709
12/16	$963,972	$1,127,351	$1,073,939
1/17	$1,065,664	$1,148,570	$1,108,677
2/17	$1,084,711	$1,191,287	$1,153,298
3/17	$1,112,151	$1,192,098	$1,166,656
4/17	$1,159,930	$1,204,734	$1,192,951
5/17	$1,249,032	$1,217,063	$1,220,888
6/17	$1,235,751	$1,228,046	$1,220,942
7/17	$1,267,528	$1,251,201	$1,251,652
8/17	$1,298,009	$1,253,612	$1,272,700
9/17	$1,295,739	$1,284,185	$1,293,308
10/17	$1,379,722	$1,312,208	$1,341,053
11/17	$1,407,284	$1,352,054	$1,381,621
12/17	$1,428,978	$1,365,567	$1,391,686
1/18	$1,553,785	$1,437,547	$1,486,808
2/18	$1,573,299	$1,384,560	$1,447,577
3/18	$1,543,215	$1,356,766	$1,412,328
4/18	$1,556,631	$1,361,923	$1,416,982
5/18	$1,682,657	$1,400,370	$1,481,211
6/18	$1,742,850	$1,409,528	$1,495,271
7/18	$1,737,546	$1,456,305	$1,537,735
8/18	$1,903,998	$1,507,447	$1,622,717
9/18	$1,910,118	$1,509,942	$1,628,096
10/18	$1,717,964	$1,398,761	$1,477,820
11/18	$1,759,985	$1,426,776	$1,494,073
12/18	$1,607,176	$1,293,987	$1,362,196
1/19	$1,818,716	$1,405,055	$1,487,181
2/19	$1,951,696	$1,454,470	$1,543,559
3/19	$2,014,456	$1,475,708	$1,582,590
4/19	$2,079,410	$1,534,635	$1,652,396
5/19	$2,036,839	$1,435,326	$1,546,699
6/19	$2,198,160	$1,536,139	$1,653,839
7/19	$2,247,439	$1,558,974	$1,689,739
8/19	$2,137,443	$1,527,193	$1,672,811
9/19	$1,957,489	$1,553,997	$1,672,092
10/19	$1,970,689	$1,587,450	$1,719,255
11/19	$2,150,202	$1,647,792	$1,797,123
12/19	$2,143,905	$1,695,370	$1,850,492
1/20	$2,279,246	$1,693,518	$1,887,859
2/20	$2,286,738	$1,554,864	$1,758,808
3/20	$2,054,459	$1,341,042	$1,575,663
4/20	$2,495,603	$1,518,650	$1,808,888
5/20	$2,953,606	$1,599,865	$1,933,157
6/20	$3,274,396	$1,636,441	$2,016,748
7/20	$3,674,798	$1,729,364	$2,166,953
8/20	$3,982,475	$1,854,647	$2,385,202
9/20	$4,018,534	$1,787,117	$2,276,085
10/20	$3,863,525	$1,748,545	$2,204,096
11/20	$4,621,712	$1,961,261	$2,439,270
12/20	$4,643,125	$2,049,495	$2,558,529
1/21	$4,796,700	$2,040,379	$2,548,857
2/21	$5,105,366	$2,104,155	$2,554,078
3/21	$4,621,402	$2,179,574	$2,589,035
4/21	$4,850,249	$2,291,930	$2,756,982
5/21	$4,685,560	$2,302,392	$2,716,183
6/21	$5,217,011	$2,359,167	$2,883,662
7/21	$5,083,643	$2,399,062	$2,965,090
8/21	$5,152,348	$2,467,478	$3,072,323
9/21	$4,825,496	$2,356,767	$2,903,692
10/21	$5,131,131	$2,516,142	$3,147,751
11/21	$4,941,687	$2,477,843	$3,156,255
12/21	$4,348,461	$2,575,418	$3,219,879
1/22	$3,320,209	$2,423,890	$2,934,447
2/22	$3,340,683	$2,362,834	$2,817,449
3/22	$3,174,047	$2,439,475	$2,921,962
4/22	$2,454,043	$2,220,551	$2,568,779
5/22	$2,062,761	$2,217,574	$2,509,700
6/22	$1,857,452	$2,032,055	$2,313,413
7/22	$2,116,790	$2,222,698	$2,589,973
8/22	$2,136,126	$2,139,748	$2,474,987
9/22	$1,925,698	$1,941,331	$2,235,469
10/22	$1,949,016	$2,100,532	$2,371,096
11/22	$1,886,456	$2,210,172	$2,474,779
12/22	$1,682,001	$2,080,759	$2,287,210
1/23	$1,993,454	$2,224,066	$2,480,148
2/23	$1,922,063	$2,172,084	$2,450,848
3/23	$2,001,299	$2,230,164	$2,604,016
4/23	$1,893,036	$2,253,925	$2,626,461
5/23	$2,073,474	$2,262,694	$2,739,427
6/23	$2,260,973	$2,417,203	$2,928,810
7/23	$2,470,439	$2,503,852	$3,029,459
8/23	$2,229,593	$2,455,518	$2,995,473
9/23	$2,121,330	$2,338,552	$2,830,853
10/23	$1,943,245	$2,276,560	$2,781,761
11/23	$2,278,233	$2,488,845	$3,082,685
12/23	$2,573,995	$2,620,858	$3,229,758
1/24	$2,406,109	$2,649,904	$3,301,257
2/24	$2,675,982	$2,793,345	$3,528,481
3/24	$2,748,942	$2,883,451	$3,592,335
4/24	$2,485,345	$2,756,574	$3,434,000
5/24	$2,428,860	$2,886,814	$3,638,577
6/24	$2,549,675	$2,976,182	$3,872,376
7/24	$2,604,591	$3,031,507	$3,823,310
8/24	$2,749,727	$3,097,499	$3,897,080
9/24	$2,934,872	$3,161,573	$4,004,746
10/24	$3,144,338	$3,138,356	$3,989,653
11/24	$3,940,621	$3,347,132	$4,258,965
12/24	$3,776,242	$3,244,826	$4,278,053
1/25	$4,097,439	$3,347,260	$4,364,917
2/25	$3,802,285	$3,283,113	$4,201,902
3/25	$3,386,385	$3,091,607	$3,850,431
4/25	$3,669,702	$3,070,866	$3,917,142
5/25	$4,083,234	$3,265,516	$4,258,544
6/25	$4,368,129	$3,431,413	$4,526,240
7/25	$4,461,253	$3,506,982	$4,693,182
8/25	$4,656,970	$3,588,140	$4,754,928
9/25	$4,994,740	$3,711,972	$4,997,567
10/25	$5,028,675	$3,791,527	$5,170,257
11/25	$4,546,484	$3,801,940	$5,083,556
12/25	$4,502,290	$3,801,166	$5,054,531

Average Annual Return [Table Text Block]
AATR	1 Year	5 Years	10 Years
Class I	19.23%	(0.61)%	16.24%
Russell 3000® Index	17.15%	13.15%	14.29%
Russell 3000® Growth Index	18.15%	14.59%	17.59%

No Deduction of Taxes [Text Block]	Performance does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	www.morganstanley.com/im/shareholderreports
AssetsNet	$ 1,387,616,314
Holdings Count | Holding	36
Advisory Fees Paid, Amount	$ 9,419,467
InvestmentCompanyPortfolioTurnover	48.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$1,387,616,314
# of Portfolio Holdings	36
Portfolio Turnover Rate	48%
Total Advisory Fees Paid	$9,419,467

Holdings [Text Block]

Industry Weightings (% of total investments)

Value	Value
OtherFootnote Reference1	29.2%
Biotechnology	7.0%
Automobiles	7.3%
Trading Companies & Distributors	7.8%
Financial Services	9.0%
Information Technology Services	19.8%
Software	19.9%
Footnote	Description
Footnote[1]	Sectors representing less than 5% of total investments.

Largest Holdings [Text Block]

Top Ten Holdings (% of total investments)Footnote Referencea

Cloudflare, Inc.	11.9%
Tesla, Inc.	7.3%
Databricks, Inc.	6.8%
Affirm Holdings, Inc.	6.5%
AppLovin Corp.	6.4%
QXO, Inc.	5.2%
Royalty Pharma PLC	4.8%
Roivant Sciences Ltd.	4.5%
Shopify, Inc.	4.5%
ROBLOX Corp.	4.4%
Total	62.3%

Footnote	Description
Footnote[a]	Excluding cash equivalents.

Material Fund Change [Text Block]
Updated Prospectus Web Address	www.morganstanley.com/im/shareholderreports
C000216311
Shareholder Report [Line Items]
Fund Name	Morgan Stanley Insight Fund
Class Name	Class IR
Trading Symbol	MBIRX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Morgan Stanley Insight Fund for the period of January 1, 2025 to December 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at www.morganstanley.com/im/shareholderreports. You can also request this information by contacting us at 1-800-869-6397.
Additional Information Phone Number	1-800-869-6397
Additional Information Website	www.morganstanley.com/im/shareholderreports
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class IR	$90	0.82%

Expenses Paid, Amount	$ 90
Expense Ratio, Percent	0.82%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

Key contributors to (↑) and detractors from (↓) performance, relative to the Russell 3000® Growth Index:

↑ Stock selection in information technology, led by an outperforming web performance and security company

↑ Stock selection in financials, where a payments technology services platform had the greatest positive impact

↑ Stock selection in consumer discretionary; the largest contributor in the sector was a leading food delivery company in the U.S.

↓ Stock selection in communication services, where a digital advertising software platform detracted the most within the sector

↓ Stock selection in real estate, driven by an underperforming Texas landowner

↓ Average overweight in consumer discretionary

Performance Past Does Not Indicate Future [Text]	THE FUND'S PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.
Line Graph [Table Text Block]
	Class IR	Russell 3000® Index	Russell 3000® Growth Index
7/19	$5,000,000	$5,000,000	$5,000,000
7/19	$4,969,034	$4,956,500	$4,955,382
8/19	$4,726,147	$4,898,073	$4,905,738
9/19	$4,328,430	$5,087,754	$4,903,629
10/19	$4,358,428	$5,107,634	$5,041,942
11/19	$4,758,080	$5,190,059	$5,270,298
12/19	$4,743,262	$5,144,369	$5,426,810
1/20	$5,043,899	$4,994,539	$5,536,394
2/20	$5,061,402	$4,590,634	$5,157,935
3/20	$4,547,643	$4,312,411	$4,620,839
4/20	$5,523,682	$5,662,201	$5,304,800
5/20	$6,537,816	$5,267,392	$5,669,236
6/20	$7,249,253	$5,114,309	$5,914,377
7/20	$8,135,719	$5,283,917	$6,354,874
8/20	$8,816,270	$5,362,222	$6,994,917
9/20	$8,897,607	$4,817,945	$6,674,919
10/20	$8,554,757	$4,892,084	$6,463,801
11/20	$10,236,057	$5,608,266	$7,153,479
12/20	$10,283,123	$5,224,940	$7,503,221
1/21	$10,625,005	$4,977,760	$7,474,857
2/21	$11,309,881	$5,156,286	$7,490,169
3/21	$10,238,722	$5,179,214	$7,592,686
4/21	$10,745,996	$5,257,746	$8,085,211
5/21	$10,381,914	$5,022,825	$7,965,563
6/21	$11,560,743	$5,123,294	$8,456,718
7/21	$11,265,481	$5,084,553	$8,695,514
8/21	$11,418,662	$5,142,589	$9,009,990
9/21	$10,696,046	$4,775,660	$8,515,457
10/21	$11,375,372	$5,338,123	$9,231,192
11/21	$10,955,788	$4,923,893	$9,256,131
12/21	$9,642,235	$5,196,893	$9,442,717
1/22	$7,362,752	$4,705,819	$8,605,649
2/22	$7,410,190	$4,874,054	$8,262,538
3/22	$7,041,927	$5,162,181	$8,569,037
4/22	$5,444,043	$4,551,289	$7,533,282
5/22	$4,577,690	$4,993,296	$7,360,025
6/22	$4,122,043	$4,581,707	$6,784,387
7/22	$4,697,531	$5,469,090	$7,595,435
8/22	$4,741,223	$4,813,404	$7,258,225
9/22	$4,274,341	$4,536,354	$6,555,806
10/22	$4,326,772	$5,410,030	$6,953,550
11/22	$4,188,205	$5,260,981	$7,257,614
12/22	$3,732,905	$4,707,233	$6,707,542
1/23	$4,423,929	$5,344,364	$7,273,358
2/23	$4,267,892	$4,883,136	$7,187,434
3/23	$4,444,506	$5,133,696	$7,636,618
4/23	$4,204,448	$5,053,272	$7,702,441
5/23	$4,603,973	$5,019,454	$8,033,729
6/23	$5,022,360	$5,341,427	$8,589,120
7/23	$5,487,044	$5,179,234	$8,884,286
8/23	$4,952,057	$4,903,481	$8,784,616
9/23	$4,713,714	$4,761,829	$8,301,847
10/23	$4,317,618	$4,867,457	$8,157,878
11/23	$5,061,798	$5,466,241	$9,040,379
12/23	$5,718,529	$5,265,209	$9,471,689
1/24	$5,346,439	$5,055,414	$9,681,368
2/24	$5,946,584	$5,270,653	$10,347,732
3/24	$6,109,481	$5,161,287	$10,534,992
4/24	$5,524,768	$4,779,991	$10,070,654
5/24	$5,399,595	$5,236,235	$10,670,604
6/24	$5,667,088	$5,154,787	$11,356,252
7/24	$5,790,546	$5,092,945	$11,212,356
8/24	$6,114,625	$5,108,844	$11,428,697
9/24	$6,526,153	$5,103,429	$11,744,443
10/24	$6,992,552	$4,963,282	$11,700,181
11/24	$8,763,839	$5,332,621	$12,489,973
12/24	$8,397,367	$4,847,174	$12,545,950
1/25	$9,111,669	$5,157,841	$12,800,691
2/25	$8,456,029	$4,904,180	$12,322,629
3/25	$7,531,232	$4,708,348	$11,291,894
4/25	$8,162,717	$4,966,455	$11,487,533
5/25	$9,082,338	$5,316,930	$12,488,737
6/25	$9,717,273	$5,254,014	$13,273,792
7/25	$9,924,317	$5,110,113	$13,763,372
8/25	$10,359,110	$5,115,709	$13,944,450
9/25	$11,111,371	$5,172,557	$14,656,019
10/25	$11,189,012	$5,107,160	$15,162,457
11/25	$10,114,108	$5,013,732	$14,908,195
12/25	$10,019,213	$4,998,982	$14,823,076

Average Annual Return [Table Text Block]
AATR	1 Year	5 Years	Since 7/12/19 (Inception)
Class IR	19.31%	(0.52)%	11.34%
Russell 3000® Index	17.15%	13.15%	14.61%
Russell 3000® Growth Index	18.15%	14.59%	18.29%

Performance Inception Date	Jul. 12, 2019
No Deduction of Taxes [Text Block]	Performance does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	www.morganstanley.com/im/shareholderreports
AssetsNet	$ 1,387,616,314
Holdings Count | Holding	36
Advisory Fees Paid, Amount	$ 9,419,467
InvestmentCompanyPortfolioTurnover	48.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$1,387,616,314
# of Portfolio Holdings	36
Portfolio Turnover Rate	48%
Total Advisory Fees Paid	$9,419,467

Holdings [Text Block]

Industry Weightings (% of total investments)

Value	Value
OtherFootnote Reference1	29.2%
Biotechnology	7.0%
Automobiles	7.3%
Trading Companies & Distributors	7.8%
Financial Services	9.0%
Information Technology Services	19.8%
Software	19.9%
Footnote	Description
Footnote[1]	Sectors representing less than 5% of total investments.

Largest Holdings [Text Block]

Top Ten Holdings (% of total investments)Footnote Referencea

Cloudflare, Inc.	11.9%
Tesla, Inc.	7.3%
Databricks, Inc.	6.8%
Affirm Holdings, Inc.	6.5%
AppLovin Corp.	6.4%
QXO, Inc.	5.2%
Royalty Pharma PLC	4.8%
Roivant Sciences Ltd.	4.5%
Shopify, Inc.	4.5%
ROBLOX Corp.	4.4%
Total	62.3%

Footnote	Description
Footnote[a]	Excluding cash equivalents.

Material Fund Change [Text Block]
Updated Prospectus Web Address	www.morganstanley.com/im/shareholderreports
C000006129
Shareholder Report [Line Items]
Fund Name	Morgan Stanley Insight Fund
Class Name	Class L
Trading Symbol	CPOCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Morgan Stanley Insight Fund for the period of January 1, 2025 to December 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at www.morganstanley.com/im/shareholderreports. You can also request this information by contacting us at 1-800-869-6397.
Additional Information Phone Number	1-800-869-6397
Additional Information Website	www.morganstanley.com/im/shareholderreports
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class L	$182	1.67%

Expenses Paid, Amount	$ 182
Expense Ratio, Percent	1.67%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

Key contributors to (↑) and detractors from (↓) performance, relative to the Russell 3000® Growth Index:

↑ Stock selection in information technology, led by an outperforming web performance and security company

↑ Stock selection in financials, where a payments technology services platform had the greatest positive impact

↑ Stock selection in consumer discretionary; the largest contributor in the sector was a leading food delivery company in the U.S.

↓ Stock selection in communication services, where a digital advertising software platform detracted the most within the sector

↓ Stock selection in real estate, driven by an underperforming Texas landowner

↓ Average overweight in consumer discretionary

Performance Past Does Not Indicate Future [Text]	THE FUND'S PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.
Line Graph [Table Text Block]
	Class L	Russell 3000® Index	Russell 3000® Growth Index
12/15	$10,000	$10,000	$10,000
1/16	$8,999	$9,436	$9,403
2/16	$8,605	$9,433	$9,394
3/16	$9,285	$10,097	$10,034
4/16	$9,255	$10,159	$9,956
5/16	$9,522	$10,341	$10,154
6/16	$9,446	$10,362	$10,114
7/16	$10,046	$10,774	$10,605
8/16	$10,088	$10,801	$10,565
9/16	$10,394	$10,818	$10,612
10/16	$10,008	$10,584	$10,332
11/16	$9,748	$11,058	$10,607
12/16	$9,558	$11,274	$10,739
1/17	$10,559	$11,486	$11,087
2/17	$10,738	$11,913	$11,533
3/17	$11,004	$11,921	$11,667
4/17	$11,470	$12,047	$11,930
5/17	$12,342	$12,171	$12,209
6/17	$12,200	$12,280	$12,209
7/17	$12,506	$12,512	$12,517
8/17	$12,794	$12,536	$12,727
9/17	$12,764	$12,842	$12,933
10/17	$13,586	$13,122	$13,411
11/17	$13,844	$13,521	$13,816
12/17	$14,048	$13,656	$13,917
1/18	$15,261	$14,375	$14,868
2/18	$15,445	$13,846	$14,476
3/18	$15,143	$13,568	$14,123
4/18	$15,261	$13,619	$14,170
5/18	$16,486	$14,004	$14,812
6/18	$17,061	$14,095	$14,953
7/18	$17,001	$14,563	$15,377
8/18	$18,619	$15,074	$16,227
9/18	$18,667	$15,099	$16,281
10/18	$16,781	$13,988	$14,778
11/18	$17,180	$14,268	$14,941
12/18	$15,677	$12,940	$13,622
1/19	$17,731	$14,051	$14,872
2/19	$19,014	$14,545	$15,436
3/19	$19,612	$14,757	$15,826
4/19	$20,237	$15,346	$16,524
5/19	$19,812	$14,353	$15,467
6/19	$21,365	$15,361	$16,538
7/19	$21,825	$15,590	$16,897
8/19	$20,744	$15,272	$16,728
9/19	$18,989	$15,540	$16,721
10/19	$19,109	$15,874	$17,193
11/19	$20,837	$16,478	$17,971
12/19	$20,762	$16,954	$18,505
1/20	$22,059	$16,935	$18,879
2/20	$22,118	$15,549	$17,588
3/20	$19,862	$13,410	$15,757
4/20	$24,109	$15,187	$18,089
5/20	$28,518	$15,999	$19,332
6/20	$31,599	$16,364	$20,167
7/20	$35,441	$17,294	$21,670
8/20	$38,382	$18,546	$23,852
9/20	$38,707	$17,871	$22,761
10/20	$37,188	$17,485	$22,041
11/20	$44,458	$19,613	$24,393
12/20	$44,630	$20,495	$25,585
1/21	$46,087	$20,404	$25,489
2/21	$49,026	$21,042	$25,541
3/21	$44,354	$21,796	$25,890
4/21	$46,523	$22,919	$27,570
5/21	$44,915	$23,024	$27,162
6/21	$49,981	$23,592	$28,837
7/21	$48,675	$23,991	$29,651
8/21	$49,294	$24,675	$30,723
9/21	$46,146	$23,568	$29,037
10/21	$49,043	$25,161	$31,478
11/21	$47,201	$24,778	$31,563
12/21	$41,516	$25,754	$32,199
1/22	$31,676	$24,239	$29,344
2/22	$31,863	$23,628	$28,174
3/22	$30,255	$24,395	$29,220
4/22	$23,373	$22,206	$25,688
5/22	$19,637	$22,176	$25,097
6/22	$17,675	$20,321	$23,134
7/22	$20,125	$22,227	$25,900
8/22	$20,301	$21,397	$24,750
9/22	$18,288	$19,413	$22,355
10/22	$18,495	$21,005	$23,711
11/22	$17,893	$22,102	$24,748
12/22	$15,927	$20,808	$22,872
1/23	$18,883	$22,241	$24,801
2/23	$18,199	$21,721	$24,508
3/23	$18,927	$22,302	$26,040
4/23	$17,890	$22,539	$26,265
5/23	$19,589	$22,627	$27,394
6/23	$21,354	$24,172	$29,288
7/23	$23,317	$25,039	$30,295
8/23	$21,023	$24,555	$29,955
9/23	$20,008	$23,386	$28,309
10/23	$18,309	$22,766	$27,818
11/23	$21,442	$24,888	$30,827
12/23	$24,221	$26,209	$32,298
1/24	$22,611	$26,499	$33,013
2/24	$25,148	$27,933	$35,285
3/24	$25,810	$28,835	$35,923
4/24	$23,317	$27,566	$34,340
5/24	$22,788	$28,868	$36,386
6/24	$23,891	$29,762	$38,724
7/24	$24,398	$30,315	$38,233
8/24	$25,744	$30,975	$38,971
9/24	$27,464	$31,616	$40,047
10/24	$29,405	$31,384	$39,897
11/24	$36,817	$33,471	$42,590
12/24	$35,273	$32,448	$42,781
1/25	$38,250	$33,473	$43,649
2/25	$35,474	$32,831	$42,019
3/25	$31,580	$30,916	$38,504
4/25	$34,199	$30,709	$39,171
5/25	$38,026	$32,655	$42,585
6/25	$40,645	$34,314	$45,262
7/25	$41,473	$35,070	$46,932
8/25	$43,263	$35,881	$47,549
9/25	$46,374	$37,120	$49,976
10/25	$46,665	$37,915	$51,703
11/25	$42,167	$38,019	$50,836
12/25	$41,719	$38,012	$50,545

Average Annual Return [Table Text Block]
AATR	1 Year	5 Years	10 Years
Class L	18.27%	(1.34)%	15.35%
Russell 3000® Index	17.15%	13.15%	14.29%
Russell 3000® Growth Index	18.15%	14.59%	17.59%

No Deduction of Taxes [Text Block]	Performance does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	www.morganstanley.com/im/shareholderreports
AssetsNet	$ 1,387,616,314
Holdings Count | Holding	36
Advisory Fees Paid, Amount	$ 9,419,467
InvestmentCompanyPortfolioTurnover	48.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$1,387,616,314
# of Portfolio Holdings	36
Portfolio Turnover Rate	48%
Total Advisory Fees Paid	$9,419,467

Holdings [Text Block]

Industry Weightings (% of total investments)

Value	Value
OtherFootnote Reference1	29.2%
Biotechnology	7.0%
Automobiles	7.3%
Trading Companies & Distributors	7.8%
Financial Services	9.0%
Information Technology Services	19.8%
Software	19.9%
Footnote	Description
Footnote[1]	Sectors representing less than 5% of total investments.

Largest Holdings [Text Block]

Top Ten Holdings (% of total investments)Footnote Referencea

Cloudflare, Inc.	11.9%
Tesla, Inc.	7.3%
Databricks, Inc.	6.8%
Affirm Holdings, Inc.	6.5%
AppLovin Corp.	6.4%
QXO, Inc.	5.2%
Royalty Pharma PLC	4.8%
Roivant Sciences Ltd.	4.5%
Shopify, Inc.	4.5%
ROBLOX Corp.	4.4%
Total	62.3%

Footnote	Description
Footnote[a]	Excluding cash equivalents.

Material Fund Change [Text Block]
Updated Prospectus Web Address	www.morganstanley.com/im/shareholderreports
C000126925
Shareholder Report [Line Items]
Fund Name	Morgan Stanley Insight Fund
Class Name	Class R6
Trading Symbol	MCRTX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Morgan Stanley Insight Fund for the period of January 1, 2025 to December 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at www.morganstanley.com/im/shareholderreports. You can also request this information by contacting us at 1-800-869-6397.
Additional Information Phone Number	1-800-869-6397
Additional Information Website	www.morganstanley.com/im/shareholderreports
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R6	$90	0.82%

Expenses Paid, Amount	$ 90
Expense Ratio, Percent	0.82%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

Key contributors to (↑) and detractors from (↓) performance, relative to the Russell 3000® Growth Index:

↑ Stock selection in information technology, led by an outperforming web performance and security company

↑ Stock selection in financials, where a payments technology services platform had the greatest positive impact

↑ Stock selection in consumer discretionary; the largest contributor in the sector was a leading food delivery company in the U.S.

↓ Stock selection in communication services, where a digital advertising software platform detracted the most within the sector

↓ Stock selection in real estate, driven by an underperforming Texas landowner

↓ Average overweight in consumer discretionary

Performance Past Does Not Indicate Future [Text]	THE FUND'S PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.
Line Graph [Table Text Block]
	Class R6	Russell 3000® Index	Russell 3000® Growth Index
12/15	$5,000,000	$5,000,000	$5,000,000
1/16	$4,504,291	$4,717,874	$4,701,287
2/16	$4,310,447	$4,716,354	$4,697,081
3/16	$4,653,744	$5,048,414	$5,016,859
4/16	$4,641,906	$5,079,702	$4,977,837
5/16	$4,781,000	$5,170,580	$5,077,217
6/16	$4,746,967	$5,181,212	$5,056,976
7/16	$5,051,790	$5,386,838	$5,302,513
8/16	$5,076,946	$5,400,579	$5,282,355
9/16	$5,233,797	$5,409,069	$5,305,954
10/16	$5,044,392	$5,292,040	$5,165,768
11/16	$4,917,135	$5,528,870	$5,303,544
12/16	$4,824,593	$5,636,756	$5,369,696
1/17	$5,333,802	$5,742,851	$5,543,384
2/17	$5,428,876	$5,956,436	$5,766,489
3/17	$5,567,458	$5,960,489	$5,833,281
4/17	$5,807,560	$6,023,668	$5,964,754
5/17	$6,253,923	$6,085,315	$6,104,439
6/17	$6,187,629	$6,140,231	$6,104,712
7/17	$6,347,864	$6,256,005	$6,258,262
8/17	$6,500,005	$6,268,059	$6,363,498
9/17	$6,488,675	$6,420,923	$6,466,538
10/17	$6,909,493	$6,561,041	$6,705,266
11/17	$7,048,686	$6,760,268	$6,908,107
12/17	$7,156,629	$6,827,836	$6,958,432
1/18	$7,781,060	$7,187,736	$7,434,041
2/18	$7,880,401	$6,922,798	$7,237,883
3/18	$7,730,375	$6,783,829	$7,061,638
4/18	$7,797,279	$6,809,613	$7,084,912
5/18	$8,429,819	$7,001,850	$7,406,054
6/18	$8,729,993	$7,047,642	$7,476,355
7/18	$8,705,579	$7,281,523	$7,688,675
8/18	$9,537,685	$7,537,234	$8,113,584
9/18	$9,570,237	$7,549,711	$8,140,482
10/18	$8,605,889	$6,993,805	$7,389,102
11/18	$8,817,476	$7,133,882	$7,470,365
12/18	$8,051,366	$6,469,935	$6,810,979
1/19	$9,112,484	$7,025,276	$7,435,906
2/19	$9,777,597	$7,272,349	$7,717,793
3/19	$10,092,650	$7,378,538	$7,912,951
4/19	$10,416,455	$7,673,177	$8,261,982
5/19	$10,206,420	$7,176,632	$7,733,496
6/19	$11,012,819	$7,680,695	$8,269,193
7/19	$11,271,634	$7,794,868	$8,448,696
8/19	$10,723,296	$7,635,967	$8,364,056
9/19	$9,819,636	$7,769,985	$8,360,460
10/19	$9,885,436	$7,937,249	$8,596,276
11/19	$10,758,390	$8,238,958	$8,985,614
12/19	$10,727,053	$8,476,848	$9,252,460
1/20	$11,406,247	$8,467,589	$9,439,295
2/20	$11,443,591	$7,774,319	$8,794,040
3/20	$10,283,594	$6,705,212	$7,878,316
4/20	$12,489,222	$7,593,252	$9,044,438
5/20	$14,783,542	$7,999,327	$9,665,784
6/20	$16,391,666	$8,182,206	$10,083,738
7/20	$18,396,570	$8,646,820	$10,834,765
8/20	$19,937,008	$9,273,233	$11,926,010
9/20	$20,119,060	$8,935,585	$11,380,427
10/20	$19,344,173	$8,742,727	$11,020,480
11/20	$23,143,921	$9,806,307	$12,196,350
12/20	$23,250,741	$10,247,474	$12,792,643
1/21	$24,023,417	$10,201,894	$12,744,284
2/21	$25,571,285	$10,520,777	$12,770,391
3/21	$23,150,067	$10,897,872	$12,945,177
4/21	$24,297,754	$11,459,648	$13,784,909
5/21	$23,474,741	$11,511,961	$13,580,915
6/21	$26,140,095	$11,795,834	$14,418,312
7/21	$25,473,127	$11,995,309	$14,825,448
8/21	$25,817,937	$12,337,388	$15,361,614
9/21	$24,184,496	$11,783,836	$14,518,459
10/21	$25,719,779	$12,580,712	$15,738,754
11/21	$24,770,924	$12,389,217	$15,781,274
12/21	$21,800,206	$12,877,088	$16,099,394
1/22	$16,646,761	$12,119,449	$14,672,233
2/22	$16,754,360	$11,814,169	$14,087,244
3/22	$15,921,881	$12,197,377	$14,609,811
4/22	$12,308,806	$11,102,756	$12,843,896
5/22	$10,349,364	$11,087,870	$12,548,502
6/22	$9,321,507	$10,160,274	$11,567,064
7/22	$10,621,194	$11,113,490	$12,949,865
8/22	$10,720,299	$10,698,742	$12,374,936
9/22	$9,664,126	$9,706,657	$11,177,345
10/22	$9,783,051	$10,502,661	$11,855,480
11/22	$9,468,748	$11,050,861	$12,373,896
12/22	$8,438,830	$10,403,795	$11,436,049
1/23	$10,004,316	$11,120,332	$12,400,738
2/23	$9,646,046	$10,860,420	$12,254,242
3/23	$10,047,153	$11,150,818	$13,020,079
4/23	$9,505,853	$11,269,623	$13,132,304
5/23	$10,405,424	$11,313,471	$13,697,136
6/23	$11,351,725	$12,086,016	$14,644,050
7/23	$12,403,172	$12,519,260	$15,147,295
8/23	$11,195,956	$12,277,592	$14,977,363
9/23	$10,654,655	$11,692,758	$14,154,265
10/23	$9,762,873	$11,382,799	$13,908,804
11/23	$11,441,293	$12,444,225	$15,413,427
12/23	$12,928,895	$13,104,290	$16,148,791
1/24	$12,087,738	$13,249,521	$16,506,284
2/24	$13,446,829	$13,966,725	$17,642,403
3/24	$13,812,888	$14,417,255	$17,961,673
4/24	$12,488,845	$13,782,871	$17,169,998
5/24	$12,204,565	$14,434,071	$18,192,885
6/24	$12,812,067	$14,880,912	$19,361,882
7/24	$13,088,559	$15,157,533	$19,116,548
8/24	$13,820,677	$15,487,493	$19,485,398
9/24	$14,751,402	$15,807,865	$20,023,731
10/24	$15,802,848	$15,691,779	$19,948,266
11/24	$19,806,132	$16,735,661	$21,294,825
12/24	$18,977,718	$16,224,131	$21,390,263
1/25	$20,596,094	$16,736,298	$21,824,584
2/25	$19,110,950	$16,415,564	$21,009,511
3/25	$17,022,343	$15,458,036	$19,252,155
4/25	$18,448,708	$15,354,329	$19,585,711
5/25	$20,529,478	$16,327,578	$21,292,718
6/25	$21,963,681	$17,157,066	$22,631,201
7/25	$22,429,993	$17,534,909	$23,465,910
8/25	$23,413,558	$17,940,700	$23,774,641
9/25	$25,114,225	$18,559,858	$24,987,833
10/25	$25,286,643	$18,957,634	$25,851,285
11/25	$22,864,956	$19,009,698	$25,417,780
12/25	$22,641,597	$19,005,828	$25,272,657

Average Annual Return [Table Text Block]
AATR	1 Year	5 Years	10 Years
Class R6	19.31%	(0.53)%	16.30%
Russell 3000® Index	17.15%	13.15%	14.29%
Russell 3000® Growth Index	18.15%	14.59%	17.59%

No Deduction of Taxes [Text Block]	Performance does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	www.morganstanley.com/im/shareholderreports
AssetsNet	$ 1,387,616,314
Holdings Count | Holding	36
Advisory Fees Paid, Amount	$ 9,419,467
InvestmentCompanyPortfolioTurnover	48.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$1,387,616,314
# of Portfolio Holdings	36
Portfolio Turnover Rate	48%
Total Advisory Fees Paid	$9,419,467

Holdings [Text Block]

Industry Weightings (% of total investments)

Value	Value
OtherFootnote Reference1	29.2%
Biotechnology	7.0%
Automobiles	7.3%
Trading Companies & Distributors	7.8%
Financial Services	9.0%
Information Technology Services	19.8%
Software	19.9%
Footnote	Description
Footnote[1]	Sectors representing less than 5% of total investments.

Largest Holdings [Text Block]

Top Ten Holdings (% of total investments)Footnote Referencea

Cloudflare, Inc.	11.9%
Tesla, Inc.	7.3%
Databricks, Inc.	6.8%
Affirm Holdings, Inc.	6.5%
AppLovin Corp.	6.4%
QXO, Inc.	5.2%
Royalty Pharma PLC	4.8%
Roivant Sciences Ltd.	4.5%
Shopify, Inc.	4.5%
ROBLOX Corp.	4.4%
Total	62.3%

Footnote	Description
Footnote[a]	Excluding cash equivalents.

Material Fund Change [Text Block]
Updated Prospectus Web Address	www.morganstanley.com/im/shareholderreports